Project debt, Movement in project debt, split between cash and non-cash items (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Project debt [Abstract]
Beginning balance	$ 5,091,114
Cash flow	(531,726)
Non-cash changes	292,960
Ending balance	$ 4,852,348